General	6 Months Ended
Jun. 30, 2026
General [Abstract]
GENERAL

NOTE 1 – GENERAL

a.	Steakholder Foods Ltd. (formerly Ophectra Real Estate and Investments Ltd., Meat-Tech 3D Ltd. and MeaTech 3D Ltd.) (the “Company”) was incorporated in Israel on July 22, 1992 as a private company limited by shares in accordance with the Companies Ordinance, 1983, and later a publicly-traded company whose ordinary shares were listed for trade on the Tel Aviv Stock Exchange (TASE). In March 2021, the Company completed an initial public offering on the Nasdaq Capital Market (Nasdaq), listing American Depositary Shares (ADSs), each currently representing twelve thousand (12,000) ordinary shares of no par value (for details of a ratio change in 2026 and its effect on the presentation of amounts and purchase/exercise prices of ADSs, see Note 3A below), for trade, and later voluntarily de-listed its ordinary shares from the TASE. The Company’s official address is 22 Einstein St., Ness Ziona, Israel.

b.	Since its inception, the Company has incurred significant losses and negative cash flows from operations and as of June 30, 2026, has an accumulated deficit of USD 93,237 thousand. The Company has financed its operations mainly through fundraising from various investors. The Company’s management expects that the Company may continue to generate losses and negative cash flows from operations for the foreseeable future. In considering the Company’s expected cash usage, the Company’s cash balance as of June 30, 2026, and as of the date of approval of the financial statements is not sufficient to continue the Company’s operations for at least 12 months, which raises substantial doubt about the Company’s ability to continue as a going concern.

In order to continue the Company’s operations, including research and development and sales and marketing, the Company is considering financing from various sources, including capital inflows from strategic partnerships or additional investment funding (See also Note 3 and Note 12). There is no assurance that the Company will be successful in obtaining the level of financing necessary to finance its operations. If the Company is unsuccessful in securing sufficient financing, it may need to cease operations. The condensed consolidated interim financial statements do not include any adjustments that might result from the outcome of this uncertainty.

c.	In October 2023, Israel was attacked by a terrorist organization and entered a state of war. On February 28, 2026, a military operation designated as “Operation Roaring Lion” began, involving coordinated strikes by Israeli and United States forces against targets in Iran. In response, attacks were launched toward Israel and other countries in the region, including rocket fire directed at Israeli civilian areas. Hezbollah in Lebanon also joined the conflict and launched rockets toward Israel, and the Israel Defense Forces carried out strikes against Hezbollah targets in Lebanon. These developments affected economic activity in Israel, including the declaration of a state of emergency, disruptions to business operations and large-scale reserve mobilizations. Subsequently, a ceasefire was announced between the parties; however, the situation remains uncertain, and there can be no assurance that the ceasefire will be sustained. During the six months ended June 30, 2026, the impact of this war on the Company’s results of operations and financial condition was immaterial, however such impact may increase, and even become material, as a result of the continuation, escalation or expansion of such war. As of the date of the financial statements, the Company cannot reasonably estimate the potential impact of these events (which may include difficulties in raising funds and establishing new collaborations with foreign companies) on its business, financial position, or results of operations, and management continues to monitor developments.